Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Document Period End Date	dei_DocumentPeriodEndDate	May 07, 2021
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 07, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2021
Prospectus Date	rr_ProspectusDate	May 07, 2021
6 Meridian Quality Growth ETF | 6 Meridian Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQG
6 Meridian Quality Dividend Yield ETF | 6 Meridian Quality Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQY
6 Meridian Quality Value ETF | 6 Meridian Quality Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQV